INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Loss	$ (8,777)	$ (9,930)
Adjustments to profit or loss items:
Depreciation and amortization	1,744	1,410
Change in fair value of warrants	508	1,040
Changes in the fair value of contingent consideration		(6)
Share-based compensation	1,508	1,594
Operating expense settled by issuance of shares		351
Finance income, net	(1,019)	(1,132)
Taxes on income (tax benefit), net	93	(20)
Adjustments to profit or loss items	2,834	3,237
Changes in asset and liability items:
Decrease (increase) in user funds	1,261	(298)
Increase (decrease) in user accounts	(1,261)	298
Increase in other receivables and prepaid expenses	(495)	(778)
Increase in trade receivables	(778)	(495)
Increase in other long-term assets	(73)
Increase in trade payables	2,862	481
Increase in accrued severance pay, net	68	114
Increase in accrued expenses and other short-term liabilities	152	696
Changes in asset and liability items	1,736	18
Cash paid and received during the period for:
Interest received, net	1,644	2,356
Taxes received (paid), net	31	(186)
Total Cash paid and received	1,675	2,170
Net cash used in operating activities	(2,532)	(4,505)
Cash flows from investing activities:
Purchase of property and equipment	(74)	(17)
Proceeds from sale of property and equipment	25	2
Investment in long-term deposits	(123)	(30)
Withdrawal of a deposit	116	33
Withdrawal of short-term investments, net		11,520
Withdrawal of (investment in) short-term bank deposit, net	12,000	(6,000)
Net cash provided by investing activities	11,944	5,508
Cash flows from financing activities:
Repayment of lease liabilities	(300)	(305)
Exercise of options	489	197
Net cash provided by (used in) financing activities	189	(108)
Exchange differences on balances of cash and cash equivalents	236	(59)
Gains from translation of cash and cash equivalents of foreign activity	26
Increase in cash and cash equivalents	9,863	836
Cash and cash equivalents at the beginning of the period	10,118	20,165
Cash and cash equivalents at the end of the period	19,981	21,001
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	1,172
Receivables on account of exercise of options	$ 34	$ 51